Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income taxes

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	US$	US$
U.S.	$(1,632,480)	$(796,897)
Singapore	(2,270,583)	(1,592,765)
Vietnam	(380,993)	-
Other Countries	(259,254)	(530,084)
Total loss before income taxes	$(4,543,310)	$(2,919,746)

Schedule of provision for income taxes

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	US$	US$
Current	$71,624	$16,248
Deferred	3,139	-
Provision for income taxes	$74,763	$16,248

Schedule of effective tax rate

The following table reconciles U.S. statutory rates to the Company’s effective tax rate:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024

U.S. federal statutory rate	21.0%	21.0%
State of California statutory rate	8.8%	8.8%
State of California tax deduction on federal	(1.8)%	(1.8)%
Tax rate differential outside of U.S.	(3.3)%	(8.5)%
Deferred tax assets relating to valuation allowance	(26.3)%	(20.1)%
Effective tax rate	(1.6)%	(0.6)%

Schedule of aggregate deferred tax assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company:

	As of June 30, 2025	As of December 31, 2024
	US$	US$
Deferred Tax Assets
Net operating loss carryforwards – U.S.	$6,214,210	$5,575,673
Net operating loss carryforwards – Singapore	3,650,526	3,886,272
Net operating loss carryforwards – Other counties	719,100	718,791
Less: valuation allowance	(10,583,836)	(10,180,736)
Deferred tax assets, net	$-	$-